Related Party Transactions - Schedule of Material Related Party Transactions (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Software service fee [Member] | Factory Automation Technology Co., Ltd. [Member]
Related Party Transaction [Line Items]
Related party transactions	$ 268,035	$ 236,267	$ 219,143
Software service fee [Member] | Far East Machinery Co., Ltd [Member]
Related Party Transaction [Line Items]
Related party transactions	14,426	13,930
Machinery [Member] | Factory Automation Technology Co., Ltd. [Member]
Related Party Transaction [Line Items]
Related party transactions	37,220	21,759	114,597
Lease Expense [Member] | Far East Machinery Co., Ltd [Member]
Related Party Transaction [Line Items]
Related party transactions	770,063	747,515	770,403
Lease Expense [Member] | Peko, LLC [Member]
Related Party Transaction [Line Items]
Related party transactions	390,000	390,000	360,000
Lease Expense [Member] | Chiayi Sports Equipment Co., Ltd [Member]
Related Party Transaction [Line Items]
Related party transactions	13,893		124,709
Utility expense [Member] | Far East Machinery Co., Ltd [Member]
Related Party Transaction [Line Items]
Related party transactions	814,507	734,359	765,801
Purchase of land and buildings [Member] | Chiayi Sports Equipment Co., Ltd [Member]
Related Party Transaction [Line Items]
Related party transactions			$ 9,488,314